DAVIS VALUE PORTFOLIO

DAVIS FINANCIAL PORTFOLIO

DAVIS REAL ESTATE PORTFOLIO

(PORTFOLIOS OF DAVIS VARIABLE ACCOUNT FUND, INC.)



May 1, 2003
As amended May 9, 2003





The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.












[Davis Funds logo with "Over 30 Years of Reliable Investing" tagline]

--------------------------------------------------------------------------------




This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

These Funds are sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

Shares of these Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.



--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------





         1        DAVIS VALUE PORTFOLIO
                  Investment Objective and Principal Investment Strategies Principal Risks of Investing in Davis Value Portfolio Performance Information

         3        DAVIS FINANCIAL PORTFOLIO
                  Investment Objective and Principal Investment Strategies Principal Risks of Investing in Davis Financial Portfolio Performance Information

         6        DAVIS REAL ESTATE PORTFOLIO
                  Investment Objective and Principal Investment Strategies Principal Risks of Investing in Davis Real Estate Portfolio Performance Information

         9        DAVIS MANAGEMENT
                  Davis Advisors
                  The Davis Investment Philosophy
                  Performance History
                  Compensation
                  Investment Professionals

         13       OTHER INFORMATION
                  Purchase and Redemption of Shares
                  Pricing of Shares
                  Taxes
                  Dividends and Distributions
                  Financial Highlights
                  Privacy Notice

         B/C      OBTAINING ADDITIONAL INFORMATION

DAVIS VALUE PORTFOLIO
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Value Portfolio's investment objective is long-term growth of capital. Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that we believe are of high quality and whose shares are selling at attractive prices. We select stocks with the intention of holding them for the long-term. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

Davis Selected Advisers, L.P., ("Davis Advisors") uses the Davis investment philosophy to select common stock of quality, overlooked growth companies at value prices and hold them for the long-term. You can find more detailed information about our investment philosophy in the section, "The Davis Investment Philosophy."


PRINCIPAL RISKS OF INVESTING IN DAVIS VALUE PORTFOLIO

If you buy shares of Davis Value Portfolio, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o COMPANY RISK. The market values of a common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o HEADLINE RISK. We seek to acquire growing companies at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o SELECTION RISK. The securities we select for the Fund may underperform their benchmarks or other funds with similar investment objectives and strategies.





             Davis Variable Account Fund, Inc., 2003 Prospectus o 1

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Value Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                              DAVIS VALUE PORTFOLIO
                           CALENDAR YEAR TOTAL RETURNS

                     --------------------------------------
                             YEAR              RETURN
                     --------------------------------------
                            2000                9.30%
                     --------------------------------------
                            2001              (10.39)%
                     --------------------------------------
                            2002              (16.26)%
                     --------------------------------------


During the period shown in the bar chart, the highest quarterly return was 10.73% for the fourth quarter of 2001, and the worst quarterly return was (13.44)% for the third quarter of 2001. Year-to-date performance as of March 31, 2003, (unannualized) was (4.76)%.


                              DAVIS VALUE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURNS
                     for the periods ended December 31, 2002


--------------------------------------------------------------------------------
                                                               LIFE OF FUND
                                       PAST 1 YEAR            (JULY 1, 1999)
--------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO                   (16.26)%                  (4.80)%
--------------------------------------------------------------------------------
S&P 500(R) INDEX(1)                     (22.10)%                 (10.86)%
--------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Index is a broad-based index of common stocks frequently used as a general measure of U.S. stock market performance.


FEES AND EXPENSES OF DAVIS VALUE PORTFOLIO

SHAREHOLDER FEES
paid directly from your investment

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                          None
  as a percentage of offering price
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on redemptions
  as a percentage of the lesser of the net asset value                    None
  of the shares redeemed or the total cost of such shares
--------------------------------------------------------------------------------



             Davis Variable Account Fund, Inc., 2003 Prospectus o 2

DAVIS VALUE PORTFOLIO ANNUAL OPERATING EXPENSES deducted from the fund's assets

----------------------------------------------------------------

----------------------------------------------------------------
Management Fees                                   0.75%
----------------------------------------------------------------
Distribution (12b-1) Fees                         0.00%
----------------------------------------------------------------
Other Expenses                                    0.08%
----------------------------------------------------------------
Total Annual Operating Expenses                   0.83%
----------------------------------------------------------------
These expenses reflect operations for the year ended December 31, 2002.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs based on these assumptions would be:



--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...      1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Davis Value Portfolio                $85        $265        $460       $1,025
--------------------------------------------------------------------------------



             Davis Variable Account Fund, Inc., 2003 Prospectus o 3

DAVIS FINANCIAL PORTFOLIO
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Financial Portfolio's investment objective is long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in the financial services sector.

A company is "principally engaged" in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Davis Advisors uses the Davis investment philosophy to select common stock of quality, overlooked growth companies at value prices and hold them for the long-term. Intensive research allows us to identify financial companies we believe to be of high quality whose shares are selling at attractive prices. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

You can find more detailed information about our investment philosophy in the section, "The Davis Investment Philosophy."


PRINCIPAL RISKS OF INVESTING IN DAVIS FINANCIAL PORTFOLIO

If you buy shares of Davis Financial Portfolio, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o COMPANY RISK. The market values of a common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o HEADLINE RISK. We seek to acquire growing companies at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a





             Davis Variable Account Fund, Inc., 2003 Prospectus o 4 weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o SELECTION RISK. The securities we select for the Fund may underperform their benchmarks or other funds with similar investment objectives and strategies.

o CONCENTRATED FINANCIAL SERVICES PORTFOLIO RISK. Davis Financial Portfolio invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Risks of investing in the financial services sector include:

     o REGULATORY ACTIONS. Financial services companies may suffer a setback if regulators change the rules under which they operate.

     o CHANGES IN INTEREST RATES. Unstable interest rates can have a disproportionate effect on the financial services sector.

     o CONCENTRATION OF LOANS. Financial services companies whose securities Davis Financial Portfolio purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry.

     o COMPETITION. The financial services sector has become increasingly competitive.






             Davis Variable Account Fund, Inc., 2003 Prospectus o 5

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Financial Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                            DAVIS FINANCIAL PORTFOLIO
                           CALENDAR YEAR TOTAL RETURNS

                     -------------------------------------
                            YEAR              RETURN
                     -------------------------------------
                            2000              30.97%
                     -------------------------------------
                            2001             (10.37)%
                     -------------------------------------
                            2002             (16.84)%
                     -------------------------------------

During the period shown in the bar chart, the highest quarterly return was 16.42% for the third quarter of 2000, and the worst quarterly return was (15.81)% for the third quarter of 2001. Year-to-date performance as of March 31, 2003, (unannualized) was (5.54)%.


                            DAVIS FINANCIAL PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURNS
                     for the periods ended December 31, 2002

--------------------------------------------------------------------------------
                                                                   LIFE OF FUND
                                              PAST 1 YEAR         (JULY 1, 1999)
--------------------------------------------------------------------------------
DAVIS FINANCIAL PORTFOLIO                       (16.84)%             (2.78)%
--------------------------------------------------------------------------------
S&P 500(R) INDEX(1)                             (22.10)%            (10.86)%
--------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Index is a broad-based index of common stocks frequently used as a general measure of U.S. stock market performance.


FEES AND EXPENSES OF DAVIS FINANCIAL PORTFOLIO

SHAREHOLDER FEES
paid directly from your investment

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                          None
  as a percentage of offering price
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on redemptions
  as a percentage of the lesser of the net asset value                    None
  of the shares redeemed or the total cost of such shares
--------------------------------------------------------------------------------




             Davis Variable Account Fund, Inc., 2003 Prospectus o 6

DAVIS FINANCIAL PORTFOLIO ANNUAL OPERATING EXPENSES deducted from the fund's assets


-----------------------------------------------------------------

-----------------------------------------------------------------
Management Fees                                    0.75%
-----------------------------------------------------------------
Distribution (12b-1) Fees                          0.00%
-----------------------------------------------------------------
Other Expenses                                     0.24%
-----------------------------------------------------------------
Total Annual Operating Expenses                    0.99%
-----------------------------------------------------------------
These expenses reflect operations for the year ended December 31, 2002.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs based on these assumptions would be:


--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...      1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Davis Financial Portfolio           $101        $315       $547       $1,213
--------------------------------------------------------------------------------


             Davis Variable Account Fund, Inc., 2003 Prospectus o 7

DAVIS REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry.

A company is "principally engaged" in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts ("REITs"), brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies.

Most of Davis Real Estate Portfolio's real estate securities are, and will likely continue to be, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Advisors uses the Davis investment philosophy to select common stock of quality, overlooked growth companies at value prices and hold them for the long-term. Intensive research allows us to identify real estate companies we believe to be of high quality whose shares are selling at attractive prices. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

You can find more detailed information about our investment philosophy in the section, "The Davis Investment Philosophy."


PRINCIPAL RISKS OF INVESTING IN DAVIS REAL ESTATE PORTFOLIO

If you buy shares of Davis Real Estate Portfolio, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o COMPANY RISK. The market values of a common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term


             Davis Variable Account Fund, Inc., 2003 Prospectus o 8 performance. Many real estate companies are small- and medium-capitalization companies, and investing in these companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

o HEADLINE RISK. We seek to acquire growing companies at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o SELECTION RISK. The securities we select for the Fund may underperform their benchmarks or other funds with similar investment objectives and strategies.

o FOCUSED PORTFOLIO RISK. The Fund is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the portfolio may be subject to greater volatility and risk and the Fund's investment performance, both good and bad, is expected to reflect the economic performance of the few companies in which the Fund invests.

o CONCENTRATED REAL ESTATE PORTFOLIO RISK. The Fund invests principally in one industry. Any fund that has a concentrated portfolio is particularly vulnerable to the risks of its selected industry. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including:

     o Decreases in property values due to changes in the economy, the surrounding area or because a particular region has become less appealing to tenants.

     o Increases in property taxes, operating expenses, interest rates or competition.

     o   Overbuilding.

     o   Changes in zoning laws.

     o   Losses from casualty or condemnation.



             Davis Variable Account Fund, Inc., 2003 Prospectus o 9

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Real Estate Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                           DAVIS REAL ESTATE PORTFOLIO
                           CALENDAR YEAR TOTAL RETURNS

                     --------------------------------------
                             YEAR              RETURN
                     --------------------------------------
                             2000               23.33%
                     --------------------------------------
                             2001                5.50%
                     --------------------------------------
                             2002                5.89%
                     --------------------------------------

During the period shown in the bar chart, the highest quarterly return was 10.93% for the second quarter of 2000, and the worst quarterly return was (7.84)% for the third quarter of 2002. Year-to-date performance as of March 31, 2003 (unannualized) was 3.05%.


                           DAVIS REAL ESTATE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURNS
                     for the periods ended December 31, 2002

--------------------------------------------------------------------------------
                                                                   LIFE OF FUND
                                                PAST 1 YEAR       (JULY 1, 1999)
--------------------------------------------------------------------------------
DAVIS REAL ESTATE PORTFOLIO                         5.89%             6.07%
--------------------------------------------------------------------------------
WILSHIRE REAL ESTATE SECURITIES INDEX(1)            2.66%             8.83%
--------------------------------------------------------------------------------
S&P 500(R) INDEX(2)                               (22.10)%          (10.86)%
--------------------------------------------------------------------------------

(1) The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts and Real Estate Operating Companies.

(2) The Standard & Poor's 500(R) Index is a broad-based index of common stocks frequently used as a general measure of U.S. stock market performance.


                        DAVIS REAL ESTATE PORTFOLIO YIELD
                     for the period ended December 31, 2002


           ---------------------------------------------------------
                   30-DAY SEC YIELD                   4.92%
           ---------------------------------------------------------


You can obtain Davis Real Estate Portfolio's most recent 30-day SEC Yield by calling us toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6 p.m. Eastern Standard Time.







             Davis Variable Account Fund, Inc., 2003 Prospectus o 10

FEES AND EXPENSES OF DAVIS REAL ESTATE PORTFOLIO

SHAREHOLDER FEES
paid directly from your investment

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                          None
  as a percentage of offering price
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on redemptions
  as a percentage of the lesser of the net asset value                    None
  of the shares redeemed or the total cost of such shares
--------------------------------------------------------------------------------


DAVIS REAL ESTATE PORTFOLIO
ANNUAL OPERATING EXPENSES
deducted from the fund's assets


---------------------------------------------------------------

---------------------------------------------------------------
Management Fees                                  0.75%
---------------------------------------------------------------
Distribution (12b-1) Fees                        0.00%
---------------------------------------------------------------
Other Expenses                                   0.35%
---------------------------------------------------------------
Total Annual Operating Expenses                  1.10%
---------------------------------------------------------------
Expense Reimbursement                            0.10%
---------------------------------------------------------------
Net Expenses(1)                                  1.00%
---------------------------------------------------------------

These expenses reflect operations for the year ended December 31, 2002.

(1) Davis Advisors is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1% until May 1, 2004; after that date, there is no assurance that expenses will be capped.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs based on these assumptions would be:





--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...        1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Davis Real Estate Portfolio           $102       $318       $552      $1,225
--------------------------------------------------------------------------------


             Davis Variable Account Fund, Inc., 2003 Prospectus o 11

DAVIS MANAGEMENT
--------------------------------------------------------------------------------


DAVIS ADVISORS

Davis Selected Advisers, L.P. ("Davis Advisors") serves as the investment adviser for each of the Davis Funds, including Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio. Davis Advisors' offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients.

Davis Selected Advisers-NY, Inc., ("Sub-Adviser") serves as the sub-adviser for each of the Davis Funds, including Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. The Sub-Adviser's fee is paid by Davis Advisors, not the Davis Funds.


THE DAVIS INVESTMENT PHILOSOPHY

Each of the Davis equity funds is managed using the Davis investment philosophy, which stresses a back-to-basics approach. We perform extensive research to buy growing companies at value prices and hold them for the long-term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the companies' true worth.

Over the years, Davis Advisors has developed a list of characteristics that we believe allow companies to sustain long-term growth and minimize risk to enhance their potential for superior long-term returns. While few companies possess all of these characteristics at any given time, we search for companies that demonstrate a majority or an appropriate mix of these characteristics.

First Class Management

o PROVEN TRACK RECORD. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.

o MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies in which individual managers own a significant stake.

o PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

o SMART APPLICATION OF TECHNOLOGY. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.


            Davis Variable Account Fund, Inc., 2003 Prospectus o 12

Strong Financial Condition and Profitability

o STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.

o LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk involved in owning a company's shares.

o STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.

Strategically Positioned for the Long-term

o COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence.

o DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.

o SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses.


PERFORMANCE HISTORY

Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio were first offered to the public on July 1, 1999. However, Davis Advisors has been managing accounts in similar styles for a number of years. The performance results presented in the tables that follow should not be considered predictive of the future performance of the Funds. THE FUNDS' PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE FOLLOWING COMPOSITES.

The performance histories presented as follows for Davis Large Cap Value Composite, Davis Financial Composite and Davis Real Estate Composite include all accounts with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Advisors in managing the Davis Value Portfolio, Davis Financial Portfolio or Davis Real Estate Portfolio, respectively. Mutual funds and private accounts may also be included in the performance histories. Private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applied, might adversely affect the performance results.

The performance histories compare the Davis Large Cap Value Composite, Davis Financial Composite and Davis Real Estate Composite on an annualized, asset-weighted basis against the S&P 500(R) Index (or the Wilshire Real Estate Securities Index, for Davis Real Estate Portfolio). Composite performance is presented net of the Funds' maximum annual operating expenses of 1%. Davis Advisors is contractually committed to waive fees and/or reimburse the Funds' expenses to the extent necessary to cap total annual fund operating expenses at 1% until May 1, 2004; after that date, there is no assurance that expenses will be capped. What the Funds' expense ratios would have been without the expense caps is discussed in the Financial Highlights tables.

             Davis Variable Account Fund, Inc., 2003 Prospectus o 13

Each Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and mutual fund in the composite), weighted for the relative size of each account using beginning-of-period values.

The insurance company's charges would have lowered the following Composite Returns. The calculation used to measure the performance of a composite is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized broad-based index of large-capitalization stock performance.

THE FOLLOWING PERFORMANCE INFORMATION FOR DAVIS ADVISORS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS VALUE PORTFOLIO, DAVIS FINANCIAL PORTFOLIO OR DAVIS REAL ESTATE PORTFOLIO.


DAVIS LARGE CAP VALUE COMPOSITE RETURNS
for the periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------
                                  PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS     SINCE JANUARY 1, 1970
-----------------------------------------------------------------------------------------------------------
DAVIS LARGE CAP                    (17.31)%          1.66%           11.29%               12.74%
  VALUE COMPOSITE
-----------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                   (22.10)%         (0.59)%           9.34%               10.78%
-----------------------------------------------------------------------------------------------------------

As of December 31, 2002, the composite included 122 accounts with aggregate assets of $26.7 billion.


DAVIS FINANCIAL COMPOSITE RETURNS
for the periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------
                                  PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS     SINCE JANUARY 1, 1992
-----------------------------------------------------------------------------------------------------------
DAVIS FINANCIAL COMPOSITE           (19.00)%          2.02%           13.43%               15.14%
-----------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                    (22.10)%         (0.59)%           9.34%                9.17%
-----------------------------------------------------------------------------------------------------------

As of December 31, 2002, the composite included 10 accounts with aggregate assets of approximately $909.5 million.


DAVIS REAL ESTATE COMPOSITE RETURNS
for the periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------
                                  PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS     SINCE JANUARY 1, 1995
-----------------------------------------------------------------------------------------------------------
DAVIS REAL ESTATE COMPOSITE         6.22%          12.27%          2.09%                 10.79%
-----------------------------------------------------------------------------------------------------------
WILSHIRE REAL ESTATE                2.66%          14.02%          3.45%                 10.40%
  SECURITIES INDEX
-----------------------------------------------------------------------------------------------------------

As of December 31, 2002, the Davis Real Estate Composite included 11 accounts with aggregate assets of $477.6 million.



             Davis Variable Account Fund, Inc., 2003 Prospectus o 14

COMPENSATION

Davis Advisors' compensation for its services (based on average net assets) for the year ended December 31, 2002, was as follows:

         Davis Value Portfolio....................................0.75%
         Davis Financial Portfolio................................0.75%
         Davis Real Estate Portfolio..............................0.75%


INVESTMENT PROFESSIONALS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Advisors. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997, and served as President of the Davis Funds until March 2000. The Davis Funds, including Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, are a family of mutual funds managed by Davis Advisors.

CHRISTOPHER C. DAVIS has served as Portfolio Manager of Davis Value Portfolio and Davis Financial Portfolio with Kenneth Charles Feinberg since the inception of the Funds on July 1, 1999, and also manages other equity funds advised by Davis Advisors. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since October 1995. Mr. Davis served as Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 through September 1995.

KENNETH CHARLES FEINBERG has served as Portfolio Manager of Davis Value Portfolio and Davis Financial Portfolio with Christopher C. Davis since the inception of the Funds on July 1, 1999, and also manages other equity funds advised by Davis Advisors. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since May 1997. Mr. Feinberg started with Davis Advisors as a research analyst in December 1994.

ANDREW A. DAVIS has served as Portfolio Manager of Davis Real Estate Portfolio since its inception on July 1, 1999, and also manages other Davis equity funds. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since January 1994.

CHANDLER SPEARS has served as Portfolio Manager of Davis Real Estate Portfolio since May 1, 2003, and also manages other Davis equity funds. Mr. Spears joined Davis Selected Advisers, L.P., in November 2000 as a real estate securities analyst. Before joining Davis Selected Advisers, L.P., Mr. Spears was employed as the director of investor relations for Charles E. Smith Residential Realty Inc. in Arlington, Virginia. Prior to that he was a principal and director of real estate research of SNL Securities, LC, in Charlottesville, Virginia.


             Davis Variable Account Fund, Inc., 2003 Prospectus o 15

OTHER INFORMATION
--------------------------------------------------------------------------------



PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Funds' next computed net asset value after we have received an order. Life insurance companies participating in the Funds serve as our designee for receiving orders of separate accounts that invest in the Funds.

The Funds have adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently the Funds do not make and do not intend to make any payments under this plan. If, in the future, the Funds begin making payments under the plan, then these fees would be paid out of the Funds' assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.


PRICING OF SHARES

Net asset values for all Davis Funds are determined each business day. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Standard Time, whichever comes first. Portfolio securities are normally valued using current market valuations. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of the closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (purchased with a maturity of sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

If any of the Funds' securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Funds' shares are priced will not generally be reflected in the Funds' share prices. The net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

Securities denominated in foreign currencies and traded in foreign markets will have their value converted into U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Funds' shares even if there has not been any change in the foreign currency price of the Funds' investments.


TAXES

Each of the Funds has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If


             Davis Variable Account Fund, Inc., 2003 Prospectus o 16 the Funds continue to qualify as regulated investment companies and comply with the appropriate provisions of the Code, they will pay no federal income taxes on the amounts they distribute.

Because the Funds' shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.


DIVIDENDS AND DISTRIBUTIONS

Davis Value Portfolio and Davis Financial Portfolio generally declare and pay dividends and short- and long-term capital gains, if any, on an annual basis. Davis Real Estate Portfolio generally declares and pays dividends quarterly, and short-term and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Funds.


FINANCIAL HIGHLIGHTS

The following tables are designed to show you the financial performance of Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio for the years 2002, 2001 and 2000, and the period from July 1, 1999, (commencement of operations) through December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Funds' financial statements, is included in the annual report, which is available upon request.



             Davis Variable Account Fund, Inc., 2003 Prospectus o 17

DAVIS VALUE PORTFOLIO
Financial Highlights
Davis Variable Account Fund, Inc.
The following financial information represents data for each share of capital stock outstanding throughout each period.

                                               YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
                                                                                                  07/01/99
                                                                                          (COMMENCEMENT OF
                                                 2002             2001             2000        OPERATIONS)
                                                                                          THROUGH 12/31/99
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $9.87           $11.06           $10.25             $10.00
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
    OPERATIONS
Net Investment Income                            0.06             0.04             0.03               0.01
Net Realized and Unrealized Gains              (1.66)           (1.19)             0.92               0.25
    (Losses)
Total From Investment Operations               (1.60)           (1.15)             0.95               0.26
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from Net Investment Income           (0.06)           (0.04)           (0.03)             (0.01)
Return of Capital                              (0.01)                -(3)             -(3)               -(3)
Distributions from Realized Gains                   -                -           (0.11)                  -
Total Dividends and Distributions              (0.07)           (0.04)           (0.14)             (0.01)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $8.20            $9.87           $11.06             $10.25
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                              (16.26)%         (10.39)%            9.30%              2.64%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                    $283,039         $278,958         $120,209            $12,668
    (000 omitted)
Ratio of Expenses to Average Net                0.83%            0.87%         1.00%(4)          1.00%*(4)
    Assets
Ratio of Net Investment Income to               0.70%            0.55%            0.73%             0.43%*
    Average Net Assets
Portfolio Turnover Rate(2)                        24%              18%              10%                 5%
----------------------------------------------------------------------------------------------------------

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% and 2.29% for 2000 and 1999, respectively.

* Annualized.



SEE NOTES TO FINANCIAL STATEMENTS.



             Davis Variable Account Fund, Inc., 2003 Prospectus o 18

DAVIS FINANCIAL PORTFOLIO
Financial Highlights
Davis Variable Account Fund, Inc.
The following financial information represents data for each share of capital stock outstanding throughout each period.

                                                           YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
                                                                                                  07/01/99
                                                 2002             2001             2000   (COMMENCEMENT OF
                                                                                               OPERATIONS)
                                                                                          THROUGH 12/31/99
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.67           $11.91            $9.26             $10.00
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
    OPERATIONS
Net Investment Income                            0.02                -             0.01               0.02
Net Realized and Unrealized Gains              (1.82)           (1.24)             2.84             (0.74)
    (Losses)
Total From Investment Operations               (1.80)           (1.24)             2.85             (0.72)
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from Net Investment Income           (0.02)                - (3)       (0.01)             (0.02)
Return of Capital                                   -                - (3)            -(3)               -(3)
Distributions from Realized Gains                   -                -           (0.19)                  -
Total Dividends and Distributions              (0.02)                -           (0.20)             (0.02)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $8.85           $10.67           $11.91              $9.26
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                              (16.84)%         (10.37)%           30.97%            (7.17)%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000                $31,709          $24,587          $14,770             $3,471
    omitted)
Ratio of Expenses to Average Net                0.99%         1.00%(4)         1.00%(4)       1.02%(*,4,5)
    Assets
Ratio of Net Investment Income to               0.32%            0.04%            0.18%             0.76%*
    Average Net Assets
Portfolio Turnover Rate(2)                        23%              24%              26%                 9%
----------------------------------------------------------------------------------------------------------

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04%, 1.55% and 4.26% for 2001, 2000 and 1999, respectively.

(5) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 1999.

* Annualized

SEE NOTES TO FINANCIAL STATEMENTS.




             Davis Variable Account Fund, Inc., 2003 Prospectus o 19

DAVIS REAL ESTATE PORTFOLIO
Financial Highlights
Davis Variable Account Fund, Inc.
The following financial information represents data for each share of capital stock outstanding throughout each period.


                             YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
                                                                                                  07/01/99
                                                 2002             2001             2000   (COMMENCEMENT OF
                                                                                               OPERATIONS)
                                                                                          THROUGH 12/31/99
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.35           $10.38            $8.71             $10.00
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
    OPERATIONS
Net Investment Income                            0.36             0.36             0.33               0.18
Net Realized and Unrealized Gains                0.25             0.19             1.67             (1.26)
    (Losses)
Total From Investment Operations                 0.61             0.55             2.00             (1.08)
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from Net Investment Income           (0.36)           (0.36)           (0.33)             (0.18)
Return of Capital                              (0.11)           (0.07)                -             (0.03)
Distributions from Realized Gains                   -           (0.11)                -                  -
Distributions in Excess of Net                      -           (0.04)                -                  -
    Investment Income
Total Dividends and Distributions              (0.47)           (0.58)           (0.33)             (0.21)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $10.49           $10.35           $10.38              $8.71
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                 5.89%            5.50%           23.33%           (10.79)%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000                $18,806          $10,029           $4,853               $610
    omitted)
Ratio of Expenses to Average Net             1.00%(3)         1.00%(3)       1.07%(3,4)       1.21%(*,3,4)
    Assets
Ratio of Net Investment Income to               3.54%            3.70%            4.31%             4.41%*
    Average Net Assets
Portfolio Turnover Rate(2)                        52%              45%              16%                21%
----------------------------------------------------------------------------------------------------------

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.10%, 1.39%, 3.15% and 11.91% for 2002, 2001, 2000 and 1999, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000 and 1999.

* Annualized

SEE NOTES TO FINANCIAL STATEMENTS.


             Davis Variable Account Fund, Inc., 2003 Prospectus o 20

PRIVACY NOTICE

While you will generally be dealing with a broker-dealer or an insurance company, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.














             Davis Variable Account Fund, Inc., 2003 Prospectus o 21

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Davis Selected Advisers, L.P.
2949 East Elvira Road
Suite 101
Tucson, AZ 85706
www.davisfunds.com

For more information about the Funds, request a free copy of the Statement of Additional Information or Annual or Semi-Annual Report. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Funds and their management and operations. The ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The SEMI-ANNUAL REPORT updates information provided in the Annual Report for the succeeding six months.

The Funds' Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.


WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC Web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, DC. For more information on the operations of the Public Reference Room, call 1-202-942-8090. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.












Investment Company Act File No. 811-9293

DAVIS VALUE PORTFOLIO

Portfolio of Davis Variable Account Fund, Inc.



May 1, 2003
As amended  May 9, 2003











The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.





[Davis Funds logo with "Over 30 Years of Reliable Investing" tagline]

--------------------------------------------------------------------------------



This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

Davis Value Portfolio is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.



--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------




         1        DAVIS VALUE PORTFOLIO
                  Investment Objective and Principal Investment Strategies The Davis Investment Philosophy
                  Principal Risks of Investing in Davis Value Portfolio Performance Information

         5        DAVIS MANAGEMENT
                  Davis Advisors
                  Performance History
                  Compensation
                  Investment Professionals

         7        OTHER INFORMATION
                  Purchase and Redemption of Shares
                  Pricing of Shares
                  Taxes
                  Dividends and Distributions
                  Financial Highlights
                  Privacy Notice

         B/C      OBTAINING ADDITIONAL INFORMATION

DAVIS VALUE PORTFOLIO
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Value Portfolio's investment objective is long-term growth of capital. Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that we believe are of high quality and whose shares are selling at attractive prices.


THE DAVIS INVESTMENT PHILOSOPHY

Davis Selected Advisers, L.P., ("Davis Advisors") uses the Davis investment philosophy to select common stock of quality, overlooked growth companies at value prices and hold them for the long-term. Intensive research allows us to identify companies we believe to be of high quality whose shares are selling at attractive prices. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

The Davis investment philosophy stresses a back-to-basics approach. We perform extensive research to buy growing companies at value prices and hold them for the long-term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the companies' true worth.

Over the years, Davis Advisors has developed a list of characteristics that we believe allow companies to sustain long-term growth and minimize risk to enhance their potential for superior long-term returns. While few companies possess all of these characteristics at any given time, we search for companies that demonstrate a majority or an appropriate mix of these characteristics.

First Class Management

o PROVEN TRACK RECORD. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.

o MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies in which individual managers own a significant stake.

o PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

o SMART APPLICATION OF TECHNOLOGY. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

Strong Financial Condition and Profitability

o STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.



                   Davis Value Portfolio, 2003 Prospectus o 1

o LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk involved in owning a company's shares.

o STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.

Strategically Positioned for the Long-term

o COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence.

o DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.

o SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses.


PRINCIPAL RISKS OF INVESTING IN DAVIS VALUE PORTFOLIO

If you buy shares of Davis Value Portfolio, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o COMPANY RISK. The market values of common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o HEADLINE RISK. We seek to acquire growing companies at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o SELECTION RISK. The securities we select for the Fund may underperform their benchmarks or other funds with similar investment objectives and strategies.


                   Davis Value Portfolio, 2003 Prospectus o 2

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Value Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

                              DAVIS VALUE PORTFOLIO
                           CALENDAR YEAR TOTAL RETURNS


                     --------------------------------------
                             YEAR              RETURN
                     --------------------------------------
                             2000               9.30%
                     --------------------------------------
                             2001              (10.39)%
                     --------------------------------------
                             2002              (16.26)%
                     --------------------------------------


During the period shown in the bar chart, the highest quarterly return was 10.73% for the fourth quarter of 2001, and the worst quarterly return was (13.44)% for the third quarter of 2001. Year-to-date performance as of March 31, 2003, (unannualized) was (4.76)%.


                              DAVIS VALUE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURNS
                     for the periods ended December 31, 2002

--------------------------------------------------------------------------------
                                                                   LIFE OF FUND
                                                PAST 1 YEAR       (JULY 1, 1999)
--------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO                            (16.26)%             (4.80)%
--------------------------------------------------------------------------------
S&P 500(R) INDEX(1)                              (22.10)%            (10.86)%
--------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Index is a broad-based index of common stocks frequently used as a general measure of U.S. stock market performance.


FEES AND EXPENSES OF DAVIS VALUE PORTFOLIO

SHAREHOLDER FEES
paid directly from your investment

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                          None
  as a percentage of offering price
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on redemptions
  as a percentage of the lesser of the net asset value                    None
  of the shares redeemed or the total cost of such shares
--------------------------------------------------------------------------------



                   Davis Value Portfolio, 2003 Prospectus o 3

DAVIS VALUE PORTFOLIO ANNUAL OPERATING EXPENSES deducted from the fund's assets

----------------------------------------------------------------

----------------------------------------------------------------
Management Fees                                   0.75%
----------------------------------------------------------------
Distribution (12b-1) Fees                         0.00%
----------------------------------------------------------------
Other Expenses                                    0.08%
----------------------------------------------------------------
Total Annual Operating Expenses                   0.83%
----------------------------------------------------------------
These expenses reflect operations for the year ended December 31, 2002.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs based on these assumptions would be:




--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Davis Value Portfolio               $85        $265        $460       $1,025
--------------------------------------------------------------------------------


                   Davis Value Portfolio, 2003 Prospectus o 4

DAVIS MANAGEMENT
--------------------------------------------------------------------------------


DAVIS ADVISORS

Davis Selected Advisers, L.P., ("Davis Advisors") serves as the investment adviser for each of the Davis Funds, including Davis Value Portfolio. Davis Advisors' offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients.

Davis Selected Advisers-NY, Inc. ("Sub-Adviser") serves as the sub-adviser for each of the Davis Funds, including Davis Value Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. The Sub-Adviser's fee is paid by Davis Advisors, not the Davis Funds.


PERFORMANCE HISTORY

Davis Value Portfolio was first offered to the public on July 1, 1999. However, Davis Advisors has been managing accounts in a similar style for a number of years. The performance results presented in the table that follows should not be considered predictive of the future performance of Davis Value Portfolio. DAVIS VALUE PORTFOLIO'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE FOLLOWING DAVIS LARGE CAP VALUE COMPOSITE.

The Davis Large Cap Value Composite performance history includes all accounts with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Advisors in managing Davis Value Portfolio. Mutual funds and private accounts may also be included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applied, might adversely affect the performance results.

The performance history compares the Davis Large Cap Value Composite on an annualized, asset-weighted basis against the S&P 500(R) Index. Composite performance is presented net of the Fund's maximum annual operating expenses of 1%. Davis Advisors is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1% until May 1, 2004; after that date, there is no assurance that expenses will be capped. What the Fund's expense ratios would have been without the expense cap is discussed in the Financial Highlights table. Davis Large Cap Value Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and mutual fund in the composite), weighted for the relative size of each account using beginning-of-period values.


                   Davis Value Portfolio, 2003 Prospectus o 5

The insurance company's charges would have lowered the following Composite Returns. The calculation used to measure the performance of a composite is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized broad-based index of large-capitalization stock performance.

THE FOLLOWING PERFORMANCE INFORMATION FOR DAVIS ADVISORS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS VALUE PORTFOLIO.


DAVIS LARGE CAP VALUE COMPOSITE RETURNS
for the periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------
                                  PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS     SINCE JANUARY 1, 1970
-----------------------------------------------------------------------------------------------------------
DAVIS LARGE CAP                    (17.31)%          1.66%           11.29%               12.74%
  VALUE COMPOSITE
-----------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                   (22.10)%         (0.59)%           9.34%               10.78%
-----------------------------------------------------------------------------------------------------------

As of December 31, 2002, the composite included 122 accounts with aggregate assets of $26.7 billion.


COMPENSATION

Davis Advisors' compensation for its services (based on average net assets) for the year ended December 31, 2002 was 0.75%.


INVESTMENT PROFESSIONALS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Advisors. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997, and served as President of the Davis Funds until March 2000. The Davis Funds, including Davis Value Portfolio, are a family of mutual funds managed by Davis Advisors.

CHRISTOPHER C. DAVIS has served as Portfolio Manager of Davis Value Portfolio with Kenneth Charles Feinberg since the inception of the Fund on July 1, 1999, and also manages other equity funds advised by Davis Advisors. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since October 1995. Mr. Davis served as Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 through September 1995.

KENNETH CHARLES FEINBERG has served as Portfolio Manager of Davis Value Portfolio with Christopher C. Davis since the inception of the Fund on July 1, 1999, and also manages other equity funds advised by Davis Advisors. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since May 1997. Mr. Feinberg started with Davis Advisors as a research analyst in December 1994.


                   Davis Value Portfolio, 2003 Prospectus o 6

OTHER INFORMATION
--------------------------------------------------------------------------------


PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Fund's next computed net asset value after we have received an order. Life insurance companies participating in the Fund serve as our designee for receiving orders of separate accounts that invest in the Fund.

The Funds have adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently the Funds do not make and do not intend to make any payments under this plan. If, in the future, the Funds begin making payments under the plan, then these fees would be paid out of the Funds' assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.


PRICING OF SHARES

Net asset values for all Davis Funds are determined each business day. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Standard Time, whichever comes first. Portfolio securities are normally valued using current market valuations. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of the closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (purchased with a maturity of sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

If any of the Fund's securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will not generally be reflected in the Fund's share price. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Securities denominated in foreign currencies and traded in foreign markets will have their value converted into U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.


TAXES

Davis Value Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund continues to qualify as a regulated investment company and complies with the


                   Davis Value Portfolio, 2003 Prospectus o 7 appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the Fund's shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.


DIVIDENDS AND DISTRIBUTIONS

Davis Value Portfolio generally declares and pays dividends and short- and long-term capital gains, if any, on an annual basis. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.


FINANCIAL HIGHLIGHTS

The following table is designed to show you the financial performance of Davis Value Portfolio for the years 2002, 2001 and 2000, and the period from July 1, 1999 (commencement of operations) through December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request.










                   Davis Value Portfolio, 2003 Prospectus o 8

DAVIS VALUE PORTFOLIO
Financial Highlights
Davis Variable Account Fund, Inc.
The following financial information represents data for each share of capital stock outstanding throughout each period.


                             YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
                                                                                                  07/01/99
                                                                                          (COMMENCEMENT OF
                                                 2002             2001             2000        OPERATIONS)
                                                                                          THROUGH 12/31/99
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $9.87           $11.06           $10.25             $10.00
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
    OPERATIONS
Net Investment Income                            0.06             0.04             0.03               0.01
Net Realized and Unrealized Gains              (1.66)           (1.19)             0.92               0.25
    (Losses)
Total From Investment Operations               (1.60)           (1.15)             0.95               0.26
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from Net Investment Income           (0.06)           (0.04)           (0.03)             (0.01)
Return of Capital                              (0.01)                -(3)             -(3)               -(3)
Distributions from Realized Gains                   -                -           (0.11)                  -
Total Dividends and Distributions              (0.07)           (0.04)           (0.14)             (0.01)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $8.20            $9.87           $11.06             $10.25
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                              (16.26)%         (10.39)%            9.30%              2.64%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                    $283,039         $278,958         $120,209            $12,668
    (000 omitted)
Ratio of Expenses to Average Net                0.83%            0.87%         1.00%(4)          1.00%*(4)
    Assets
Ratio of Net Investment Income to               0.70%            0.55%            0.73%             0.43%*
    Average Net Assets
Portfolio Turnover Rate(2)                        24%              18%              10%                 5%
----------------------------------------------------------------------------------------------------------

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% and 2.29% for 2000 and 1999, respectively.

* Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.



                   Davis Value Portfolio, 2003 Prospectus o 9

PRIVACY NOTICE

While you will generally be dealing with a broker-dealer or an insurance company, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.


                   Davis Value Portfolio, 2003 Prospectus o 10

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Davis Selected Advisers, L.P.
2949 East Elvira Road
Suite 101
Tucson, AZ 85706
www.davisfunds.com

For more information about Davis Value Portfolio, request a free copy of the Statement of Additional Information or Annual or Semi-Annual Report. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. The ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The SEMI-ANNUAL REPORT updates information provided in the Annual Report for the succeeding six months.

The Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.


WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC Web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, DC. For more information on the operations of the Public Reference Room, call 1-202-942-8090. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.















Investment Company Act File No. 811-9293

DAVIS FINANCIAL PORTFOLIO

PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.


May 1, 2003
As amended May 9, 2003





The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.




[Davis Funds logo with "Over 30 Years of Reliable Investing" tagline]

--------------------------------------------------------------------------------



This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

Davis Financial Portfolio is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.



--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------



         1        DAVIS FINANCIAL PORTFOLIO
                  Investment Objective and Principal Investment Strategies The Davis Investment Philosophy
                  Principal Risks of Investing in Davis Financial Portfolio Performance Information

         6        DAVIS MANAGEMENT
                  Davis Advisors
                  Performance History
                  Compensation
                  Investment Professionals

         8        OTHER INFORMATION
                  Purchase and Redemption of Shares
                  Pricing of Shares
                  Taxes
                  Dividends and Distributions
                  Financial Highlights
                  Privacy Notice

         B/C      OBTAINING ADDITIONAL INFORMATION

DAVIS FINANCIAL PORTFOLIO
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Financial Portfolio's investment objective is long-term growth of capital. Under normal circumstances the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in the financial services sector.

A company is "principally engaged" in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.


THE DAVIS INVESTMENT PHILOSOPHY

Davis Selected Advisers, L.P. ("Davis Advisors") uses the Davis investment philosophy to select common stock of quality, overlooked growth companies at value prices and hold them for the long-term. Intensive research allows us to identify financial companies we believe to be of high quality whose shares are selling at attractive prices. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

The Davis investment philosophy stresses a back-to-basics approach. We perform extensive research to buy growing companies at value prices and hold them for the long-term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the companies' true worth.

Over the years, Davis Advisors has developed a list of characteristics that we believe allow companies to sustain long-term growth and minimize risk to enhance their potential for superior long-term returns. While few companies possess all of these characteristics at any given time, we search for companies that demonstrate a majority or an appropriate mix of these characteristics.

First Class Management

o PROVEN TRACK RECORD. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.

o MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies in which individual managers own a significant stake.

o PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

o SMART APPLICATION OF TECHNOLOGY. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.



                 Davis Financial Portfolio, 2003 Prospectus o 1

Strong Financial Condition and Profitability

o STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.

o LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk involved in owning a company's shares.

o STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.

Strategically Positioned for the Long-term

o COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence.

o DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.

o SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses.


PRINCIPAL RISKS OF INVESTING IN DAVIS FINANCIAL PORTFOLIO

If you buy shares of Davis Financial Portfolio, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o COMPANY RISK. The market values of a common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o HEADLINE RISK. We seek to acquire growing companies at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events



                 Davis Financial Portfolio, 2003 Prospectus o 2 may threaten the company's future. While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o SELECTION RISK. The securities we select for the Fund may underperform their benchmarks or other funds with similar investment objectives and strategies.

o CONCENTRATED FINANCIAL SERVICES PORTFOLIO RISK. Davis Financial Portfolio invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Risks of investing in the financial services sector include:

     o REGULATORY ACTIONS. Financial services companies may suffer a setback if regulators change the rules under which they operate.

     o CHANGES IN INTEREST RATES. Unstable interest rates can have a disproportionate effect on the financial services sector.

     o CONCENTRATION OF LOANS. Financial services companies whose securities Davis Financial Portfolio purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry.

     o COMPETITION. The financial services sector has become increasingly competitive.









                 Davis Financial Portfolio, 2003 Prospectus o 3

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Financial Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                            DAVIS FINANCIAL PORTFOLIO
                           CALENDAR YEAR TOTAL RETURNS

                     --------------------------------------
                             YEAR              RETURN
                     --------------------------------------
                             2000              30.97%
                     --------------------------------------
                             2001             (10.37)%
                     --------------------------------------
                             2002             (16.84)%
                     --------------------------------------


During the period shown in the bar chart, the highest quarterly return was 16.42% for the third quarter of 2000, and the worst quarterly return was (15.81)% for the third quarter of 2001. Year-to-date performance as of March 31, 2003, (unannualized) was (5.54)%.


                            DAVIS FINANCIAL PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURNS
                     for the periods ended December 31, 2002

--------------------------------------------------------------------------------
                                                                   LIFE OF FUND
                                                PAST 1 YEAR       (JULY 1, 1999)
--------------------------------------------------------------------------------
DAVIS FINANCIAL PORTFOLIO                        (16.84)%             (2.78)%
--------------------------------------------------------------------------------
S&P 500(R) INDEX(1)                              (22.10)%            (10.86)%
--------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Index is a broad-based index of common stocks frequently used as a general measure of U.S. stock market performance.












                 Davis Financial Portfolio, 2003 Prospectus o 4

FEES AND EXPENSES OF DAVIS FINANCIAL PORTFOLIO

SHAREHOLDER FEES
paid directly from your investment

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                          None
  as a percentage of offering price
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on redemptions
  as a percentage of the lesser of the net asset value                    None
  of the shares redeemed or the total cost of such shares
--------------------------------------------------------------------------------


DAVIS FINANCIAL PORTFOLIO ANNUAL OPERATING EXPENSES deducted from the fund's assets

-----------------------------------------------------------------

-----------------------------------------------------------------
Management Fees                                    0.75%
-----------------------------------------------------------------
Distribution (12b-1) Fees                          0.00%
-----------------------------------------------------------------
Other Expenses                                     0.24%
-----------------------------------------------------------------
Total Annual Operating Expenses                    0.99%
-----------------------------------------------------------------
These expenses reflect operations for the year ended December 31, 2002.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs based on these assumptions would be:

--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...       1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Davis Financial Portfolio            $101        $315       $547       $1,213
--------------------------------------------------------------------------------



                 Davis Financial Portfolio, 2003 Prospectus o 5

DAVIS MANAGEMENT
--------------------------------------------------------------------------------


DAVIS ADVISORS

Davis Selected Advisers, L.P., ("Davis Advisors") serves as the investment adviser for each of the Davis Funds, including Davis Financial Portfolio. Davis Advisors' offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients.

Davis Selected Advisers-NY, Inc. ("Sub-Adviser") serves as the sub-adviser for each of the Davis Funds, including Davis Financial Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. The Sub-Adviser's fee is paid by Davis Advisors, not the Davis Funds.


PERFORMANCE HISTORY

Davis Financial Portfolio was first offered to the public on July 1, 1999. However, Davis Advisors has been managing accounts in a similar style for a number of years. The performance results presented in the table that follows should not be considered predictive of the future performance of Davis Financial Portfolio. DAVIS FINANCIAL PORTFOLIO'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE FOLLOWING DAVIS FINANCIAL COMPOSITE.

The Davis Financial Composite performance history includes all accounts with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Advisors in managing Davis Financial Portfolio. Mutual funds and private accounts may also be included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applied, might adversely affect the performance results.

The performance history compares the Davis Financial Composite on an annualized asset-weighted basis against the S&P 500(R) Index. Composite performance is presented net of the Fund's maximum annual operating expenses of 1%. Davis Advisors is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1% until May 1, 2004; after that date, there is no assurance that expenses will be capped. What the Fund's expense ratios would have been without the expense cap is discussed in the Financial Highlights table. Davis Financial Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and mutual fund in the composite) weighted for the relative size of each account using beginning-of-period values.

The insurance company's charges would have lowered the following Composite Returns. The calculation used to measure the performance of a composite is different from the standardized



                 Davis Financial Portfolio, 2003 Prospectus o 6

SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized broad-based index of large-capitalization stock performance.

THE FOLLOWING PERFORMANCE INFORMATION FOR DAVIS ADVISORS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS FINANCIAL PORTFOLIO.


DAVIS FINANCIAL COMPOSITE RETURNS
for the periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------
                                  PAST 1 YEAR     PAST 5 YEAR     PAST 10 YEARS     SINCE JANUARY 1, 1970
-----------------------------------------------------------------------------------------------------------
DAVIS FINANCIAL COMPOSITE          (19.00)%          2.02%           13.43%               15.14%
-----------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                   (22.10)%         (0.59)%           9.34%                9.17%
-----------------------------------------------------------------------------------------------------------

As of December 31, 2002, the composite included 10 accounts with aggregate assets of approximately $909.5 million.


COMPENSATION

Davis Advisors' compensation for its services (based on average net assets) for the year ended December 31, 2002 was 0.75%.


INVESTMENT PROFESSIONALS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Advisors. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997, and served as President of the Davis Funds until March 2000. The Davis Funds are a family of mutual funds managed by Davis Advisors, including Davis Financial Portfolio.

CHRISTOPHER C. DAVIS has served as Portfolio Manager of Davis Financial Portfolio with Kenneth Charles Feinberg since the inception of the Fund on July 1, 1999, and also manages other equity funds advised by Davis Advisors. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since October 1995. Mr. Davis served as Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 through September 1995.

KENNETH CHARLES FEINBERG has served as Portfolio Manager of Davis Financial Portfolio with Christopher C. Davis since the inception of the Fund on July 1, 1999, and also manages other equity funds advised by Davis Advisors. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since May 1997. Mr. Feinberg started with Davis Advisors as a research analyst in December 1994.



                 Davis Financial Portfolio, 2003 Prospectus o 7

OTHER INFORMATION
--------------------------------------------------------------------------------



PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Fund's next computed net asset value after we have received an order. Life insurance companies participating in the Fund serve as our designee for receiving orders of separate accounts that invest in the Fund.

The Funds have adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently the Funds do not make and do not intend to make any payments under this plan. If, in the future, the Funds begin making payments under the plan, then these fees would be paid out of the Funds' assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

PRICING OF SHARES

Net asset values for all Davis Funds are determined each business day. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Standard Time, whichever comes first. Portfolio securities are normally valued using current market valuations. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of the closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (purchased with a maturity of sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

If any of the Fund's securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will not generally be reflected in the Fund's share price. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Securities denominated in foreign currencies and traded in foreign markets will have their value converted into U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.


TAXES

Davis Financial Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund continues to qualify as a regulated investment company and complies with the


                 Davis Financial Portfolio, 2003 Prospectus o 8 appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the Fund's shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.


DIVIDENDS AND DISTRIBUTIONS

Davis Financial Portfolio generally declares and pays dividends and short- and long-term capital gains, if any, on an annual basis. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.


FINANCIAL HIGHLIGHTS

The following table is designed to show you the financial performance of Davis Financial Portfolio for the years 2002, 2001 and 2000, and the period from July 1, 1999 (commencement of operations) through December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request.















                 Davis Financial Portfolio, 2003 Prospectus o 9

DAVIS FINANCIAL PORTFOLIO
Financial Highlights
Davis Variable Account Fund, Inc.
The following financial information represents data for each share of capital stock outstanding throughout each period.


                             YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
                                                 2002             2001             2000   (COMMENCEMENT OF
                                                                                               OPERATIONS)
                                                                                          THROUGH 12/31/99
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.67           $11.91            $9.26             $10.00
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
    OPERATIONS
Net Investment Income                            0.02                -             0.01               0.02
Net Realized and Unrealized Gains              (1.82)           (1.24)             2.84             (0.74)
    (Losses)
Total From Investment Operations               (1.80)           (1.24)             2.85             (0.72)
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from Net Investment Income           (0.02)                -(3)        (0.01)             (0.02)
Return of Capital                                   -                -(3)             -(3)               -(3)
Distributions from Realized Gains                   -                -           (0.19)                  -
Total Dividends and Distributions              (0.02)                -           (0.20)             (0.02)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $8.85           $10.67           $11.91              $9.26
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                              (16.84)%         (10.37)%           30.97%            (7.17)%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000                $31,709          $24,587          $14,770             $3,471
    omitted)
Ratio of Expenses to Average Net                0.99%         1.00%(4)         1.00%(4)       1.02%(*,4,5)
    Assets
Ratio of Net Investment Income to               0.32%            0.04%            0.18%             0.76%*
    Average Net Assets
Portfolio Turnover Rate(2)                        23%              24%              26%                 9%
----------------------------------------------------------------------------------------------------------

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04%, 1.55% and 4.26% for 2001, 2000 and 1999, respectively.

(5) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 1999.

* Annualized

SEE NOTES TO FINANCIAL STATEMENTS.



                 Davis Financial Portfolio, 2003 Prospectus o 10

PRIVACY NOTICE

While you will generally be dealing with a broker-dealer or an insurance company, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.





                 Davis Financial Portfolio, 2003 Prospectus o 11

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Davis Selected Advisers, L.P.
2949 East Elvira Road
Suite 101
Tucson, AZ 85706
www.davisfunds.com

For more information about Davis Financial Portfolio, request a free copy of the Statement of Additional Information or Annual or Semi-Annual Report. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. The ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The SEMI-ANNUAL REPORT updates information provided in the Annual Report for the succeeding six months.

The Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.


WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC Web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, DC. For more information on the operations of the Public Reference Room, call 1-202-942-8090. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.













Investment Company Act File No. 811-9293

DAVIS REAL ESTATE PORTFOLIO

PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.


May 1, 2003
As amended May 9, 2003





The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.




[Davis Funds logo with "Over 30 Years of Reliable Investing" tagline]

--------------------------------------------------------------------------------


This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

Davis Real Estate Portfolio is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------



         1        DAVIS REAL ESTATE PORTFOLIO
                  Investment Objective and Principal Investment Strategies The Davis Investment Philosophy
                  Principal Risks of Investing in Davis Real Estate Portfolio Performance Information

         6        DAVIS MANAGEMENT
                  Davis Advisors
                  Performance History
                  Compensation
                  Investment Professionals

         8        OTHER INFORMATION
                  Purchase and Redemption of Shares
                  Pricing of Shares
                  Taxes
                  Dividends and Distributions
                  Financial Highlights
                  Privacy Notice

         B/C      OBTAINING ADDITIONAL INFORMATION

DAVIS REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in securities issued by companies "principally engaged" in the real estate industry.

A company is "principally engaged" in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts ("REITs"), brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies.

Most of Davis Real Estate Portfolio's real estate securities are, and will likely continue to be, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.


THE DAVIS INVESTMENT PHILOSOPHY

Davis Selected Advisers, L.P. ("Davis Advisors") uses the Davis investment philosophy to select common stock of quality, overlooked growth companies at value prices and hold them for the long-term. Intensive research allows us to identify real estate companies we believe to be of high quality whose shares are selling at attractive prices. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

The Davis investment philosophy stresses a back-to-basics approach. We perform extensive research to buy growing companies at value prices and hold them for the long-term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the companies' true worth.

Over the years, Davis Advisors has developed a list of characteristics that we believe allow companies to sustain long-term growth and minimize risk to enhance their potential for superior long-term returns. While few companies possess all of these characteristics at any given time, we search for companies that demonstrate a majority or an appropriate mix of these characteristics.

First Class Management
o PROVEN TRACK RECORD. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.

o MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies in which individual managers own a significant stake.


                Davis Real Estate Portfolio, 2003 Prospectus o 1

o PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

o SMART APPLICATION OF TECHNOLOGY. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

Strong Financial Condition and Profitability

o STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.

o LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk involved in owning a company's shares.

o STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.

Strategically Positioned for the Long-term

o COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence.

o DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.

o SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses.


PRINCIPAL RISKS OF INVESTING IN DAVIS REAL ESTATE PORTFOLIO

If you buy shares of Davis Real Estate Portfolio, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o COMPANY RISK. The market values of a common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance. Many real estate companies are small- and medium-capitalization companies, and investing in these companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited markets and financial resources

                Davis Real Estate Portfolio, 2003 Prospectus o 2 than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

o HEADLINE RISK. We seek to acquire growing companies at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o SELECTION RISK. The securities we select for the Fund may underperform their benchmarks or other funds with similar investment objectives and strategies.

o FOCUSED PORTFOLIO RISK. The Fund is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the portfolio may be subject to greater volatility and risk and the Fund's investment performance, both good and bad, is expected to reflect the economic performance of the few companies in which the Fund invests.

o CONCENTRATED REAL ESTATE PORTFOLIO RISK. The Fund invests principally in one industry. Any fund that has a concentrated portfolio is particularly vulnerable to the risks of its selected industry. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including:

     o Decreases in property values due to changes in the economy or the surrounding area, or because a particular region has become less appealing to tenants.

     o Increases in property taxes, operating expenses, interest rates or competition.

     o   Overbuilding.

     o   Changes in zoning laws.

     o   Losses from casualty or condemnation.



                Davis Real Estate Portfolio, 2003 Prospectus o 3

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Real Estate Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                           DAVIS REAL ESTATE PORTFOLIO
                           CALENDAR YEAR TOTAL RETURNS

                     --------------------------------------
                             YEAR              RETURN
                     --------------------------------------
                             2000               23.33%
                     --------------------------------------
                             2001                5.50%
                     --------------------------------------
                             2002                5.89%
                     --------------------------------------


During the period shown in the bar chart, the highest quarterly return was 10.93% for the second quarter of 2000, and the worst quarterly return was (7.84)% for the third quarter of 2002. Year-to-date performance as of March 31, 2003 (unannualized) was 3.05%.


                           DAVIS REAL ESTATE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURNS
                     for the periods ended December 31, 2002

--------------------------------------------------------------------------------
                                                                   LIFE OF FUND
                                                PAST 1 YEAR       (JULY 1, 1999)
--------------------------------------------------------------------------------
DAVIS REAL ESTATE PORTFOLIO                         5.89%             6.07%
--------------------------------------------------------------------------------
WILSHIRE REAL ESTATE SECURITIES INDEX(1)            2.66%             8.83%
--------------------------------------------------------------------------------
S&P 500(R) INDEX(2)                               (22.10)%          (10.86)%
--------------------------------------------------------------------------------

(1) The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts and Real Estate Operating Companies.

(2) The Standard & Poor's 500(R) Index is a broad-based index of common stocks frequently used as a general measure of U.S. stock market performance.


                        DAVIS REAL ESTATE PORTFOLIO YIELD
                     for the period ended December 31, 2002


            ---------------------------------------------------------
                   30-DAY SEC YIELD                   4.92%
            ---------------------------------------------------------


You can obtain Davis Real Estate Portfolio's most recent 30-day SEC Yield by calling us toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6 p.m. Eastern Standard Time.





                Davis Real Estate Portfolio, 2003 Prospectus o 4

FEES AND EXPENSES OF DAVIS REAL ESTATE PORTFOLIO

SHAREHOLDER FEES
paid directly from your investment

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                          None
  as a percentage of offering price
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on redemptions
  as a percentage of the lesser of the net asset value                    None
  of the shares redeemed or the total cost of such shares
--------------------------------------------------------------------------------


DAVIS REAL ESTATE PORTFOLIO
ANNUAL OPERATING EXPENSES
deducted from the fund's assets

----------------------------------------------------------------

----------------------------------------------------------------
Management Fees                                   0.75%
----------------------------------------------------------------
Distribution (12b-1) Fees                         0.00%
----------------------------------------------------------------
Other Expenses                                    0.35%
----------------------------------------------------------------
Total Annual Operating Expenses                   1.10%
----------------------------------------------------------------
Expense Reimbursement                             0.10%
----------------------------------------------------------------
Net Expenses(1)                                   1.00%
----------------------------------------------------------------
These expenses reflect operations for the year ended December 31, 2002.

(1) Davis Advisors is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1% until May 1, 2004; after that date, there is no assurance that expenses will be capped.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs based on these assumptions would be:


--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...        1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Davis Real Estate Portfolio           $102      $318      $552      $1,225
--------------------------------------------------------------------------------


                Davis Real Estate Portfolio, 2003 Prospectus o 5

DAVIS MANAGEMENT
--------------------------------------------------------------------------------


DAVIS ADVISORS

Davis Selected Advisers, L.P., ("Davis Advisors") serves as the investment adviser for each of the Davis Funds, including Davis Real Estate Portfolio. Davis Advisors' offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients.

Davis Selected Advisers-NY, Inc. ("Sub-Adviser") serves as the sub-adviser for each of the Davis Funds, including Davis Real Estate Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. The Sub-Adviser's fee is paid by Davis Advisors, not the Davis Funds.


PERFORMANCE HISTORY

Davis Real Estate Portfolio was first offered to the public on July 1, 1999. However, Davis Advisors has been managing accounts in a similar style for a number of years. The performance results presented in the table that follows should not be considered predictive of the future performance of Davis Real Estate Portfolio. DAVIS REAL ESTATE PORTFOLIO'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE FOLLOWING DAVIS REAL ESTATE COMPOSITE.

The Davis Real Estate Composite performance history includes all accounts with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Advisors in managing Davis Real Estate Portfolio. Mutual funds and private accounts may also be included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applied, might adversely affect the performance results.

The performance history compares the Davis Real Estate Composite on an annualized asset-weighted basis against the S&P 500(R) Index and Wilshire Real Estate Securities Index. Composite performance is presented net of the Fund's maximum annual operating expenses of 1%. Davis Advisors is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1% until May 1, 2004; after that date, there is no assurance that expenses will be capped. What the Fund's expense ratios would have been without the expense cap is discussed in the Financial Highlights table. Davis Real Estate Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and mutual fund in the composite) weighted for the relative size of each account using beginning-of-period values.

The insurance company's charges would have lowered the following Composite Returns. The calculation used to measure the performance of a composite is different from the standardized

                Davis Real Estate Portfolio, 2003 Prospectus o 7

SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized broad-based index of large-capitalization stock performance.

THE FOLLOWING PERFORMANCE INFORMATION FOR DAVIS ADVISORS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS REAL ESTATE PORTFOLIO.

DAVIS REAL ESTATE COMPOSITE RETURNS
for the periods ended December 31, 2002

-----------------------------------------------------------------------------------------------------------
                                  PAST 1 YEAR   PAST 5 YEARS     PAST 10 YEARS     SINCE JANUARY 1, 1995
-----------------------------------------------------------------------------------------------------------
DAVIS REAL ESTATE COMPOSITE         6.22%          12.27%          2.09%                 10.79%
-----------------------------------------------------------------------------------------------------------
WILSHIRE REAL ESTATE                2.66%          14.02%          3.45%                 10.40%
  SECURITIES INDEX
-----------------------------------------------------------------------------------------------------------

As of December 31, 2002, the Davis Real Estate Composite included 11 accounts with aggregate assets of $477.6 million.


COMPENSATION

Davis Advisors' compensation for its services (based on average net assets) for the year ended December 31, 2002, was 0.75%.


INVESTMENT PROFESSIONALS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Advisors. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997, and served as President of the Davis Funds until March 2000. The Davis Funds, including Davis Real Estate Portfolio, are a family of mutual funds managed by Davis Advisors.

ANDREW A. DAVIS has served as Portfolio Manager of Davis Real Estate Portfolio since its inception on July 1, 1999, and also manages other Davis equity funds. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since January 1994.

CHANDLER SPEARS has served as Portfolio Manager of Davis Real Estate Portfolio since May 1, 2003, and also manages other Davis equity funds. Mr. Spears joined Davis Selected Advisers, L.P., in November 2000 as a real estate securities analyst. Before joining Davis Selected Advisers, L.P., Mr. Spears was employed as the director of investor relations for Charles E. Smith Residential Realty Inc. in Arlington, Virginia. Prior to that he was a principal and director of real estate research of SNL Securities, LC, in Charlottesville, Virginia.


                Davis Real Estate Portfolio, 2003 Prospectus o 7

OTHER INFORMATION
--------------------------------------------------------------------------------


PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Fund's next computed net asset value after we have received an order. Life insurance companies participating in the Fund serve as our designee for receiving orders of separate accounts that invest in the Fund.

The Funds have adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently the Funds do not make and do not intend to make any payments under this plan. If, in the future, the Funds begin making payments under the plan, then these fees would be paid out of the Funds' assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.


PRICING OF SHARES

Net asset values for all Davis Funds are determined each business day. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Standard Time, whichever comes first. Portfolio securities are normally valued using current market valuations. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of the closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (purchased with a maturity of sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

If any of the Fund's securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will not generally be reflected in the Fund's share price. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Securities denominated in foreign currencies and traded in foreign markets will have their value converted into U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.


TAXES

Davis Real Estate Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").





                Davis Real Estate Portfolio, 2003 Prospectus o 8

If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the Fund's shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.


DIVIDENDS AND DISTRIBUTIONS

Davis Real Estate Portfolio generally declares and pays dividends quarterly and short- and long-term capital gains, if any, on an annual basis. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.


FINANCIAL HIGHLIGHTS

The following table is designed to show you the financial performance of Davis Real Estate Portfolio for the years 2002, 2001 and 2000, and the period from July 1, 1999 (commencement of operations) through December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                Davis Real Estate Portfolio, 2003 Prospectus o 9

DAVIS REAL ESTATE PORTFOLIO
Financial Highlights
Davis Variable Account Fund, Inc.
The following financial information represents data for each share of capital stock outstanding throughout each period.


                             YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
                                                                                                  07/01/99
                                                 2002             2001             2000   (COMMENCEMENT OF
                                                                                               OPERATIONS)
                                                                                          THROUGH 12/31/99
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.35           $10.38            $8.71             $10.00
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
    OPERATIONS
Net Investment Income                            0.36             0.36             0.33               0.18
Net Realized and Unrealized Gains                0.25             0.19             1.67             (1.26)
    (Losses)
Total From Investment Operations                 0.61             0.55             2.00             (1.08)
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from Net Investment Income           (0.36)           (0.36)           (0.33)             (0.18)
Return of Capital                              (0.11)           (0.07)                -             (0.03)
Distributions from Realized Gains                   -           (0.11)                -                  -
Distributions in Excess of Net                      -           (0.04)                -                  -
    Investment Income
Total Dividends and Distributions              (0.47)           (0.58)           (0.33)             (0.21)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $10.49           $10.35           $10.38              $8.71
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                 5.89%            5.50%           23.33%           (10.79)%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000                $18,806          $10,029           $4,853               $610
    omitted)
Ratio of Expenses to Average Net             1.00%(3)          1.00%(3)      1.07%(3,4)       1.21%(*,3,4)
    Assets
Ratio of Net Investment Income to               3.54%            3.70%            4.31%             4.41%*
    Average Net Assets
Portfolio Turnover Rate(2)                        52%              45%              16%                21%
----------------------------------------------------------------------------------------------------------

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.10%, 1.39%, 3.15% and 11.91% for 2002, 2001, 2000 and 1999, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000 and 1999.

* Annualized

SEE NOTES TO FINANCIAL STATEMENTS.


                Davis Real Estate Portfolio, 2003 Prospectus o 10

PRIVACY NOTICE

While you will generally be dealing with a broker-dealer or an insurance company, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.


                Davis Real Estate Portfolio, 2003 Prospectus o 11

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



Davis Selected Advisers, L.P.
2949 East Elvira Road
Suite 101
Tucson, AZ 85706
www.davisfunds.com

For more information about Davis Real Estate Portfolio, request a free copy of the Statement of Additional Information or Annual or Semi-Annual Report. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. The ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The SEMI-ANNUAL REPORT updates information provided in the Annual Report for the succeeding six months.

The Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.


WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC Web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, DC. For more information on the operations of the Public Reference Room, call 1-202-942-8090. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.














Investment Company Act File No. 811-9293